Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 149,656,651.20
Previously Paid Amount	0.00
Total Fee Amount	22,089.32
Total Offset Amount	0.00
Net Fee	$ 22,089.32